Nuveen Global Infrastructure Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.8%
	COMMON STOCKS – 84.0%
	Commercial Services & Supplies – 1.8%
679,155	Biffa PLC, 144A, (2)	$1,901,023
806,158	Calisen PLC, (3)	1,720,533
15,570	Casella Waste Systems Inc, (3)	869,585
38,979	Waste Connections Inc	4,046,020
15,844	Waste Management Inc	1,793,065
	Total Commercial Services & Supplies	10,330,226
	Construction & Engineering – 6.0%
28,185	Ameresco Inc, (3)	941,379
95,241	Eiffage SA, (2), (3)	7,773,066
235,369	Ferrovial SA, (2)	5,717,208
231,592	Vinci SA, (2)	19,351,020
	Total Construction & Engineering	33,782,673
	Diversified Telecommunication Services – 3.0%
137,749	Cellnex Telecom SA, 144A, (2), (3)	8,361,723
1,010,647	HKBN Ltd, (2)	1,928,685
245,672	Infrastrutture Wireless Italiane SpA, 144A, (2)	2,710,324
5,658,585	NetLink NBN Trust, (2)	4,050,951
	Total Diversified Telecommunication Services	17,051,683
	Electric Utilities – 26.0%
178,209	Alliant Energy Corp	9,204,495
219,395	Alupar Investimento SA	904,395
15,061	American Electric Power Co Inc	1,230,936
1,409,548	AusNet Services, (2)	1,902,796
566,982	CK Infrastructure Holdings Ltd, (2)	2,660,735
85,328	Duke Energy Corp	7,556,648
782,045	EDP - Energias de Portugal SA, (2)	3,845,261
7,784	Elia Group SA/NV, (2)	778,155
79,785	Endesa SA, (2), (3)	2,134,089
831,552	Enel SpA, (2)	7,214,468
45,644	Entergy Corp	4,497,303
120,031	Eversource Energy	10,028,590
1,312,016	Iberdrola SA, (2)	16,149,059
104,272	Infratil Ltd, (2)	345,531
106,876	NextEra Energy Inc	29,664,502

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
98,155	NextEra Energy Partners LP	$5,885,374
20,353	Orsted A/S, 144A	2,805,873
464,388	Power Grid Corp of India Ltd, (2)	1,025,116
131,344	Red Electrica Corp SA, (2), (3)	2,463,401
150,270	Southern Co	8,147,639
110,598	Spark Infrastructure Group, (2)	162,475
426,868	SSE PLC, (2)	6,643,842
1,581,786	Terna Rete Elettrica Nazionale SpA, (2)	11,067,435
107,438	Transmissora Alianca de Energia Eletrica SA	534,904
44,173	Verbund AG, (2)	2,412,386
102,491	Xcel Energy Inc	7,072,904
	Total Electric Utilities	146,338,312
	Gas Utilities – 2.6%
135,208	APA Group, (2)	1,005,093
280,323	China Gas Holdings Ltd, (2)	802,200
708,576	China Resources Gas Group Ltd, (2)	3,181,460
159,981	Enagas SA, (2)	3,691,263
139,774	ENN Energy Holdings Ltd, (2)	1,533,775
245,608	Italgas SpA, (2)	1,549,011
23,939	ONE Gas Inc	1,652,030
249,632	Snam SpA, (2)	1,283,799
	Total Gas Utilities	14,698,631
	Independent Power & Renewable Electricity Producers – 1.2%
24,645	Brookfield Renewable Partners LP	1,295,095
71,173	Clearway Energy Inc	1,918,824
153,173	EDP Renovaveis SA, (2)	2,542,780
165,635	Omega Geracao SA, (3)	1,079,773
	Total Independent Power & Renewable Electricity Producers	6,836,472
	Marine – 0.2%
665,529	Hidrovias do Brasil SA, (3)	859,183
	Multi-Utilities – 11.9%
26,253	Ameren Corp	2,076,087
228,634	CenterPoint Energy Inc	4,424,068
93,632	CMS Energy Corp	5,749,941
147,655	Dominion Energy Inc	11,654,409
10,536	DTE Energy Co	1,212,061
469,220	Engie SA, (2), (3)	6,270,425
901,665	EON SE, (2)	9,938,519
421,817	Hera SpA, (2)	1,555,367

Shares	Description (1)	Value
	Multi-Utilities (continued)
101,878	National Grid PLC, Sponsored ADR	$5,887,530
119,582	NiSource Inc	2,630,804
391,647	REN - Redes Energeticas Nacionais SGPS SA, (2)	1,089,035
154,630	RWE AG, (2)	5,790,793
39,745	Sempra Energy	4,704,218
94,383	Suez SA, (2)	1,743,918
65,926	Veolia Environnement SA, (2)	1,422,424
7,656	WEC Energy Group Inc	741,866
	Total Multi-Utilities	66,891,465
	Oil, Gas & Consumable Fuels – 7.7%
47,000	Cheniere Energy Inc, (3)	2,174,690
495,854	Enbridge Inc	14,478,937
88,048	Enterprise Products Partners LP	1,390,278
101,404	Gibson Energy Inc	1,643,422
171,438	Kinder Morgan Inc	2,113,830
24,968	Koninklijke Vopak NV	1,406,895
435,237	TC Energy Corp	18,271,750
103,709	Williams Cos Inc	2,037,882
	Total Oil, Gas & Consumable Fuels	43,517,684
	Road & Rail – 2.8%
21,547	Canadian National Railway Co	2,293,894
18,640	Canadian Pacific Railway Ltd	5,674,575
5,750	Kansas City Southern	1,039,773
502,921	Rumo SA, (3)	1,706,881
25,346	Union Pacific Corp	4,989,867
	Total Road & Rail	15,704,990
	Transportation Infrastructure – 17.5%
80,106	Aena SME SA, 144A, (2), (3)	11,153,034
13,187	Aeroports de Paris, (2), (3)	1,308,215
161,783	ASTM SpA, (2), (3)	3,384,788
616,364	Atlantia SpA, (2), (3)	9,653,034
437,644	Atlas Arteria Ltd, (2)	1,922,016
983,521	Auckland International Airport Ltd, (2), (3)	4,773,900
715	China Merchants Port Holdings Co Ltd, (2)	734
527,015	Enav SpA, 144A, (2)	2,000,808
46,235	Flughafen Wien AG, (2), (3)	1,200,746
1,726	Flughafen Zurich AG, (2), (3)	236,828
669,235	Getlink SE, (2), (3)	9,065,650
87,016	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	3,198,708

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Transportation Infrastructure (continued)
83,869	Grupo Aeroportuario del Pacifico SAB de CV, ADR	$6,763,196
14,984	Hamburger Hafen und Logistik AG, (2)	261,528
328,434	Jiangsu Expressway Co Ltd, (2)	331,554
89,101	Kamigumi Co Ltd, (2)	1,755,766
107,089	Macquarie Infrastructure Corp, (3)	2,879,623
676,959	Port of Tauranga Ltd, (2)	3,303,153
207,820	Promotora y Operadora de Infraestructura SAB de CV	1,461,596
67,535	Promotora y Operadora de Infraestructura SAB de CV, (3)	352,740
729,526	Qube Holdings Ltd, (2)	1,327,889
1,015,098	Sydney Airport, (2)	4,310,583
2,687,639	Transurban Group, (2)	27,443,197
57,069	Westshore Terminals Investment Corp	651,887
	Total Transportation Infrastructure	98,741,173
	Water Utilities – 3.3%
882,585	Aguas Andinas SA	247,328
44,996	American Water Works Co Inc	6,519,020
82,834	Essential Utilities Inc	3,334,069
2,673,466	Guangdong Investment Ltd, (2)	4,250,763
210,385	Pennon Group PLC, (2)	2,799,053
23,934	Severn Trent PLC, (2)	753,555
60,208	United Utilities Group PLC, (2)	665,080
	Total Water Utilities	18,568,868
	Total Common Stocks (cost $410,296,833)	473,321,360

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 12.6%
	Health Care – 0.2%
389,196	Parkway Life Real Estate Investment Trust, (2)	$1,185,995
	Industrial – 0.0%
8,989	Hannon Armstrong Sustainable Infrastructure Capital Inc	379,965
	Specialized – 12.4%
68,486	American Tower Corp	16,555,121
35,735	CoreSite Realty Corp	4,248,177
86,683	Crown Castle International Corp	14,432,719
26,101	CyrusOne Inc	1,827,853
68,780	Digital Realty Trust Inc	10,094,153
8,529	Equinix Inc	6,483,149

Shares	Description (1)	Value
	Specialized (continued)
901,287	Keppel DC REIT, (2)	$1,926,438
69,184	QTS Realty Trust Inc	4,359,976
30,742	SBA Communications Corp	9,790,712
	Total Specialized	69,718,298
	Total Real Estate Investment Trust Common Stocks (cost $60,511,193)	71,284,258

Shares	Description (1), (4)	Value
	INVESTMENT COMPANIES – 0.2%
274,495	3i Infrastructure PLC	$1,024,312
	Total Investment Companies (cost $886,096)	1,024,312
	Total Long-Term Investments (cost $471,694,122)	545,629,930

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.0%
	REPURCHASE AGREEMENTS – 4.0%
$22,626	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $22,626,137, collateralized by $23,183,800 U.S. Treasury Notes, 0.375%, due 9/30/27, value $23,078,754	0.000%	10/01/20	$22,626,137
	Total Short-Term Investments (cost $22,626,137)			22,626,137
	Total Investments (cost $494,320,259) – 100.8%			568,256,067
	Other Assets Less Liabilities – (0.8)%			(4,620,504)
	Net Assets – 100%			$563,635,563
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$227,420,875	$245,900,485	$ —	$473,321,360
Real Estate Investment Trust Common Stocks	68,171,825	3,112,433	—	71,284,258
Investment Companies	1,024,312	—	—	1,024,312
Short-Term Investments:
Repurchase Agreements	—	22,626,137	—	22,626,137
Total	$296,617,012	$271,639,055	$ —	$568,256,067

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Nuveen Real Asset Income Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.0%
	COMMON STOCKS – 20.4%
	Air Freight & Logistics – 0.4%
183,256	Oesterreichische Post AG	$6,166,438
	Diversified Financial Services – 0.1%
923,942	Sdcl Energy Efficiency Income Trust PLC, (2)	1,293,224
	Diversified Telecommunication Services – 1.5%
3,415,995	HKBN Ltd, (2)	6,518,972
2,154,901	HKT Trust & HKT Ltd, (2)	2,860,215
19,718,302	NetLink NBN Trust, (2)	14,116,227
	Total Diversified Telecommunication Services	23,495,414
	Electric Utilities – 7.6%
5,292,115	AusNet Services, (2)	7,144,001
105,488	CEZ AS, (2)	1,994,634
494,322	Cia de Transmissao de Energia Eletrica Paulista	1,917,997
667,862	CK Infrastructure Holdings Ltd, (2)	3,134,146
203,233	Contact Energy Ltd, (2)	899,333
214,901	Duke Energy Corp	19,031,633
337,204	Endesa SA, (2), (3)	9,019,531
305,848	Enel Chile SA, ADR	1,052,117
504,240	Enel SpA, (2)	4,374,739
1,825,336	Power Assets Holdings Ltd, (2)	9,620,903
384,043	PPL Corp	10,449,810
738,203	Red Electrica Corp SA, (2), (3)	13,845,248
236,578	Southern Co	12,827,259
5,670,374	Spark Infrastructure Group, (2)	8,330,123
936,721	SSE PLC, (2)	14,579,277
529,336	Transmissora Alianca de Energia Eletrica SA	2,635,416
	Total Electric Utilities	120,856,167
	Gas Utilities – 2.3%
98,075	AltaGas Ltd	1,184,368
294,748	APA Group, (2)	2,191,062
661,581	Enagas SA, (2)	15,264,746
247,061	Italgas SpA, (2)	1,558,175
3,268,726	Snam SpA, (2)	16,810,300
	Total Gas Utilities	37,008,651

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Independent Power & Renewable Electricity Producers – 1.3%
137,645	Atlantica Sustainable Infrastructure PLC	$3,938,024
2,377	Canadian Solar Infrastructure Fund Inc, (2)	2,716,993
230,797	Clearway Energy Inc	6,222,287
571,172	TransAlta Renewables Inc	7,176,379
	Total Independent Power & Renewable Electricity Producers	20,053,683
	Multi-Utilities – 2.0%
332,174	Canadian Utilities Ltd	7,922,982
184,956	National Grid PLC, Sponsored ADR	10,688,607
14,141	NorthWestern Corp	687,818
3,240,438	REN - Redes Energeticas Nacionais SGPS SA, (2)	9,010,535
1,083,246	Vector Ltd, (2)	3,080,038
	Total Multi-Utilities	31,389,980
	Oil, Gas & Consumable Fuels – 1.5%
235,833	Enbridge Inc	6,886,324
196,210	Enterprise Products Partners LP	3,098,156
228,200	Gibson Energy Inc	3,698,364
46,934	Pembina Pipeline Corp	996,098
113,106	TC Energy Corp	4,748,320
226,559	Williams Cos Inc	4,451,884
285,672	Z Energy Ltd, (2)	520,655
	Total Oil, Gas & Consumable Fuels	24,399,801
	Real Estate Management & Development – 2.7%
498,785	Amot Investments Ltd, (2)	2,279,449
391,054	Ascendas India Trust, (2)	395,688
355,447	Cibus Nordic Real Estate AB, (2), (3)	6,489,581
39,599	CK Asset Holdings Ltd, (2)	194,579
2,282,169	Corp Inmobiliaria Vesta SAB de CV	3,428,698
262,624	DIC Asset AG, (2)	3,152,336
332,788	Dios Fastigheter AB, (2)	2,353,624
96,778	Kennedy-Wilson Holdings Inc	1,405,217
6,349,447	Land & Houses PCL, (2), (3)	1,368,433
1,962,740	New World Development Co Ltd, (2)	9,581,525
6,318,874	Sino Land Co Ltd, (2)	7,397,540
808,492	Sirius Real Estate Ltd, (2)	758,728
333,509	Sun Hung Kai Properties Ltd, (2)	4,297,771
	Total Real Estate Management & Development	43,103,169
	Road & Rail – 0.6%
2,856,901	Aurizon Holdings Ltd, (2)	8,788,879

Shares	Description (1)	Value
	Thrifts & Mortgage Finance – 0.1%
1,113,285	Real Estate Credit Investments Ltd/Fund	$1,764,304
	Transportation Infrastructure – 0.1%
1,370,941	Jiangsu Expressway Co Ltd, (2)	1,383,964
	Water Utilities – 0.2%
30,275	Guangdong Investment Ltd, (2)	48,137
1,264,549	Inversiones Aguas Metropolitanas SA, (2)	916,029
155,369	United Utilities Group PLC, (2)	1,716,264
	Total Water Utilities	2,680,430
	Total Common Stocks (cost $309,018,893)	322,384,104

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 19.2%
	Diversified – 3.6%
1,065,639	Abacus Property Group, (2)	$2,232,758
253,710	Broadstone Net Lease Inc	4,257,254
632,278	Charter Hall Long Wale REIT, (2)	2,286,213
1,678,384	Cromwell European Real Estate Investment Trust, (2)	958,569
147,606	Essential Properties Realty Trust Inc	2,704,142
17,970	Gecina SA, (2)	2,368,906
594,805	GPT Group, (2)	1,673,303
813,209	Growthpoint Properties Australia Ltd, (2)	1,962,668
1,807	Hulic Reit Inc, (2)	2,394,863
95,747	ICADE, (2)	5,364,744
78	Kenedix Office Investment Corp, (2)	467,894
2,549,165	LXI REIT plc, (2)	3,542,682
1,225,212	Nexus Real Estate Investment Trust	1,435,418
3,259	Nomura Real Estate Master Fund Inc, (2)	4,082,778
1,146,682	Secure Income REIT Plc	3,935,790
7,621	Star Asia Investment Corp, (2)	3,178,180
88,769	Stockland, (2)	242,501
621,664	Stride Property Group, (2)	871,828
1,102,407	Tritax EuroBox PLC, 144A	1,248,946
33,686	Washington Real Estate Investment Trust	678,099
175,594	WP Carey Inc	11,441,705
	Total Diversified	57,329,241
	Health Care – 4.3%
282,165	CareTrust REIT Inc	5,021,126
268,800	Healthcare Trust of America Inc	6,988,800
271,739	Healthpeak Properties Inc	7,377,714

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
11,455	LTC Properties Inc	$399,321
905,012	Medical Properties Trust Inc	15,955,362
657,373	NorthWest Healthcare Properties Real Estate Investment Trust	5,608,319
315,521	Omega Healthcare Investors Inc	9,446,699
7,880	Parkway Life Real Estate Investment Trust, (2)	24,013
813,963	Physicians Realty Trust	14,578,077
189,018	Sabra Health Care REIT Inc	2,605,613
	Total Health Care	68,005,044
	Hotels – 1.0%
533,495	MGM Growth Properties LLC	14,927,190
	Industrial – 4.0%
857,338	APN Industria REIT, (2)	1,647,315
3,456,880	Ascendas Real Estate Investment Trust, (2)	8,272,074
4,543,242	Centuria Industrial REIT, (2)	10,176,880
1,000,409	Dream Industrial Real Estate Investment Trust	8,497,335
299,873	ESR-REIT, (2)	85,234
5,796,638	Frasers Logistics & Commercial Trust, (2)	5,935,234
3,854	Monmouth Real Estate Investment Corp	53,378
387,984	STAG Industrial Inc	11,829,632
528,767	Summit Industrial Income REIT	5,098,846
558,799	Urban Logistics REIT PLC	1,027,490
1,321	Urban Logistics REIT PLC, (2)	55
3,238,899	Warehouse Reit PLC	4,639,035
513,495	WPT Industrial Real Estate Investment Trust	6,521,386
	Total Industrial	63,783,894
	Mortgage – 0.7%
168,068	Blackstone Mortgage Trust Inc	3,692,454
112,388	Nexpoint Real Estate Finance Inc	1,649,856
408,920	Starwood Property Trust Inc	6,170,603
	Total Mortgage	11,512,913
	Office – 2.5%
114,035	alstria office REIT-AG	1,585,686
647,860	Centuria Office REIT, (2)	948,971
106,782	City Office REIT Inc	803,001
39,161	Covivio, (2)	2,749,841
179,719	Dexus, (2)	1,151,085
56,474	Dream Office Real Estate Investment Trust	769,782
97,077	Elite Commercial REIT	79,542
203,012	Equity Commonwealth	5,406,210

Shares	Description (1)	Value
	Office (continued)
4,084,840	GDI Property Group, (2)	$3,089,138
175,500	Globalworth Real Estate Investments Ltd	1,095,698
94,453	Highwoods Properties Inc	3,170,787
163,572	Inovalis Real Estate Investment Trust	922,553
67,837	Intervest Offices & Warehouses NV, (2)	1,795,479
16,250	Invesco Office J-Reit Inc, (2)	2,251,135
310	Japan Excellent Inc, (2)	361,768
133,760	NSI NV, (2)	4,704,477
133,230	Piedmont Office Realty Trust Inc	1,807,931
108,276	Postal Realty Trust Inc	1,639,299
1,045,769	True North Commercial Real Estate Investment Trust	4,484,504
	Total Office	38,816,887
	Retail – 2.0%
7,462	Altarea SCA, (2)	1,014,801
95,032	Choice Properties Real Estate Investment Trust	912,102
11,509	Crombie Real Estate Investment Trust	113,833
190,446	CT Real Estate Investment Trust	1,998,070
6,497,859	Fortune Real Estate Investment Trust, (2)	5,470,406
3,523,838	Frasers Centrepoint Trust, DD1, (2)	6,229,765
1,101	Kenedix Retail REIT Corp, (2)	2,222,057
121,768	Realty Income Corp	7,397,406
61,196	SmartCentres Real Estate Investment Trust	919,169
90,324	Spirit Realty Capital Inc	3,048,435
1,070,315	Waypoint REIT, (2)	2,091,834
	Total Retail	31,417,878
	Specialized – 1.1%
345,104	Automotive Properties Real Estate Investment Trust	2,583,971
1,230,691	Charter Hall Social Infrastructure REIT, (2)	2,510,400
20,758	CubeSmart	670,691
490,690	VICI Properties Inc	11,467,425
	Total Specialized	17,232,487
	Total Real Estate Investment Trust Common Stocks (cost $286,544,888)	303,025,534

Shares	Description (1)	Coupon	Ratings (4)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 18.1%
	Diversified Financial Services – 0.1%
74,169	National Rural Utilities Cooperative Finance Corp	5.500%	A3	$2,018,138
	Electric Utilities – 2.8%
106,905	DTE Energy Co, (DD1), (2)	4.375%	BBB-	2,673,160

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (4)	Value
	Electric Utilities (continued)
124,299	Duke Energy Corp	5.750%	BBB	$3,416,979
77,095	Entergy Arkansas LLC	4.875%	A	1,975,945
39,700	Entergy Texas Inc	5.375%	BBB-	1,056,814
118,399	Georgia Power Co	5.000%	BBB	3,103,238
291,745	Integrys Holding Inc, (2)	6.000%	BBB	7,950,051
161,930	NextEra Energy Capital Holdings Inc	5.250%	BBB	4,129,215
24,374	NextEra Energy Capital Holdings Inc	5.650%	BBB	668,579
208,169	Southern Co	5.250%	BBB	5,339,535
134,889	Southern Co	5.250%	BBB	3,512,510
223,929	Southern Co	4.950%	BBB	5,902,768
173,462	Southern Co	4.200%	BBB	4,345,223
	Total Electric Utilities			44,074,017
	Equity Real Estate Investment Trust – 10.0%
110,598	American Homes 4 Rent	6.500%	BB	2,800,341
204,183	American Homes 4 Rent	6.350%	BB	5,169,914
160,520	American Homes 4 Rent	5.875%	BB	4,215,255
200,155	American Homes 4 Rent	5.875%	BB	5,350,143
7,033	American Homes 4 Rent	6.250%	Ba1	193,408
185,100	Armada Hoffler Properties Inc	6.750%	N/R	4,534,950
23,312	Boston Properties Inc	5.250%	Baa2	586,996
222,755	City Office REIT Inc	6.625%	N/R	5,760,444
151,181	DiamondRock Hospitality Co	8.250%	N/R	3,930,706
181,670	Digital Realty Trust Inc	5.250%	Baa3	4,814,255
87,391	Digital Realty Trust Inc	6.625%	Baa3	2,264,301
116,214	Digital Realty Trust Inc	5.850%	Baa3	3,201,696
207,506	Digital Realty Trust Inc	5.200%	Baa3	5,640,013
6,401	Federal Realty Investment Trust	5.000%	Baa1	171,995
348,309	Investors Real Estate Trust	6.625%	N/R	9,216,256
189,422	Kimco Realty Corp	5.250%	Baa2	4,989,375
40,993	Kimco Realty Corp	5.125%	Baa2	1,071,557
5,975	Mid-America Apartment Communities Inc	8.500%	BBB-	385,388
299,666	Monmouth Real Estate Investment Corp	6.125%	N/R	7,425,723
66,350	National Retail Properties Inc	5.200%	Baa2	1,703,868
104,004	National Storage Affiliates Trust	6.000%	N/R	2,755,066
98,207	Pebblebrook Hotel Trust	6.500%	N/R	2,255,815
157,450	Pebblebrook Hotel Trust	6.375%	N/R	3,541,051
183,851	Pebblebrook Hotel Trust	6.300%	N/R	4,175,256
282	PS Business Parks Inc	5.250%	BBB	7,541
154,831	PS Business Parks Inc	5.200%	Baa2	4,103,022
324,278	PS Business Parks Inc	4.875%	BBB	8,671,194

Shares	Description (1)	Coupon	Ratings (4)	Value
	Equity Real Estate Investment Trust (continued)
89	PS Business Parks Inc	5.200%	BBB	$2,303
77,123	Public Storage	4.950%	A3	1,982,061
24,155	Public Storage	5.050%	A3	634,793
1,373	Public Storage	5.400%	A3	35,053
54,482	Public Storage	5.600%	A3	1,536,392
120,174	Public Storage	4.875%	A3	3,249,505
11,659	Public Storage	4.750%	A3	318,407
97,213	Public Storage	4.625%	A3	2,616,974
4,377	QTS Realty Trust Inc	7.125%	B-	118,617
233,854	Rexford Industrial Realty Inc	5.625%	BB+	6,267,287
78,118	Saul Centers Inc	6.125%	N/R	1,945,919
121,054	Saul Centers Inc	6.000%	N/R	3,014,245
93,649	SITE Centers Corp	6.375%	BB+	2,333,733
35,530	SL Green Realty Corp	6.500%	Ba1	892,514
34,544	STAG Industrial Inc	6.875%	BB+	890,890
38,024	Summit Hotel Properties Inc	6.450%	N/R	855,540
181,198	Summit Hotel Properties Inc	6.250%	N/R	4,040,715
41,493	Sunstone Hotel Investors Inc	6.950%	N/R	1,033,591
198,221	Sunstone Hotel Investors Inc	6.450%	N/R	4,806,859
184,554	UMH Properties Inc	6.750%	N/R	4,645,224
130,737	Urstadt Biddle Properties Inc	6.250%	N/R	3,209,593
137,409	Urstadt Biddle Properties Inc	5.875%	N/R	3,270,334
42,412	Vornado Realty Trust	5.700%	Baa3	1,075,992
397,710	Vornado Realty Trust	5.250%	Baa3	10,085,926
	Total Equity Real Estate Investment Trust			157,797,996
	Gas Utilities – 0.5%
239,697	South Jersey Industries Inc	5.625%	BB+	6,208,152
73,232	Spire Inc	5.900%	BBB	1,997,769
	Total Gas Utilities			8,205,921
	Independent Power & Renewable Electricity Producers – 0.5%
134,138	Brookfield Renewable Partners LP	5.750%	BBB-	2,502,338
202,802	Brookfield Renewable Partners LP	5.250%	BBB-	5,335,720
	Total Independent Power & Renewable Electricity Producers			7,838,058
	Multi-Utilities – 3.0%
88,305	Algonquin Power & Utilities Corp	6.200%	BB+	2,459,294
277,243	Brookfield Infrastructure Partners LP	5.350%	BBB-	4,945,005
219,085	Brookfield Infrastructure Partners LP	5.125%	BBB-	5,641,439
115,390	CMS Energy Corp	5.875%	Baa2	3,105,145
470	CMS Energy Corp	5.625%	Baa2	12,389

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (4)	Value
	Multi-Utilities (continued)
277,296	Dominion Energy Inc	5.250%	BBB-	$7,109,869
175,869	DTE Energy Co	5.375%	BBB-	4,467,073
120,743	DTE Energy Co	6.000%	BBB-	3,181,578
86,271	DTE Energy Co	5.250%	BBB-	2,275,829
126,032	NiSource Inc	6.500%	BBB-	3,477,223
385,449	Sempra Energy	5.750%	BBB-	10,295,343
	Total Multi-Utilities			46,970,187
	Oil, Gas & Consumable Fuels – 0.0%
53,564	NuStar Energy LP	7.625%	B2	860,238
	Real Estate Management & Development – 1.2%
278,592	Brookfield Property Partners LP	5.750%	BB+	4,978,439
228,884	Brookfield Property Partners LP	6.375%	BB+	4,538,770
270,774	Brookfield Property Partners LP	6.500%	BB+	5,461,512
159,677	Landmark Infrastructure Partners LP	7.900%	N/R	3,920,070
	Total Real Estate Management & Development			18,898,791
	Total $25 Par (or similar) Retail Preferred (cost $278,832,034)			286,663,346

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 15.6%
	Air Freight & Logistics – 0.4%
$5,675	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	Ba3	$5,730,899
	Chemicals – 0.0%
500	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B-	452,500
	Commercial Services & Supplies – 0.6%
1,500	Atento Luxco 1 SA, 144A	6.125%	8/10/22	Ba3	1,447,515
125	Clean Harbors Inc, 144A	4.875%	7/15/27	BB+	129,688
2,475	Clean Harbors Inc, 144A	5.125%	7/15/29	BB+	2,685,053
2,250	GFL Environmental Inc, 144A	4.250%	6/01/25	BB-	2,272,500
2,582	GFL Environmental Inc, 144A	7.000%	6/01/26	B-	2,721,944
200	GFL Environmental Inc, 144A	5.125%	12/15/26	BB-	208,000
	Total Commercial Services & Supplies				9,464,700
	Communications Equipment – 0.3%
780	ViaSat Inc, 144A	5.625%	9/15/25	BB-	764,400
3,325	ViaSat Inc, 144A	6.500%	7/15/28	BB-	3,329,821
	Total Communications Equipment				4,094,221

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Construction & Engineering – 0.4%
$1,800	GMR Hyderabad International Airport Ltd, 144A	5.375%	4/10/24	BB+	$1,763,975
1,700	IHS Netherlands Holdco BV, 144A	8.000%	9/18/27	B2	1,738,250
998	International Airport Finance SA, 144A	12.000%	3/15/33	B-	875,467
1,350	Pike Corp, 144A	5.500%	9/01/28	B3	1,358,357
	Total Construction & Engineering				5,736,049
	Consumer Discretionary – 0.1%
1,900	Lamar Media Corp, 144A	3.750%	2/15/28	BB-	1,890,500
	Diversified Financial Services – 0.5%
1,240	Cometa Energia SA de CV, 144A	6.375%	4/24/35	Baa3	1,358,146
975	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B+	847,129
400	Minejesa Capital BV, 144A	4.625%	8/10/30	Baa3	411,044
1,815	Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	1,867,381
17,405 BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	3,463,396
	Total Diversified Financial Services				7,947,096
	Diversified Telecommunication Services – 0.9%
1,325	Altice France SA/France, 144A	5.500%	1/15/28	B	1,341,562
1,670	Level 3 Financing Inc, 144A	4.625%	9/15/27	BB	1,715,925
2,750	Level 3 Financing Inc, 144A	4.250%	7/01/28	BB	2,792,130
1,750	QualityTech LP / QTS Finance Corp, 144A, (WI/DD)	3.875%	10/01/28	BB	1,755,040
1,825	Switch Ltd, 144A	3.750%	9/15/28	BB	1,843,250
2,000	Zayo Group Holdings Inc, 144A	4.000%	3/01/27	B1	1,968,450
2,075	Zayo Group Holdings Inc, 144A	6.125%	3/01/28	CCC+	2,138,516
	Total Diversified Telecommunication Services				13,554,873
	Electric Utilities – 2.2%
1,810	Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	Baa3	2,043,251
1,925	Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energ, 144A	6.250%	12/10/24	BB+	2,062,541
796	Adani Transmission Ltd, 144A	4.250%	5/21/36	BBB-	792,180
850	AES Panama Generation Holdings SRL, 144A	4.375%	5/31/30	Baa3	874,225
1,700	Empresa de Transmision Electrica SA, 144A	5.125%	5/02/49	Baa1	1,964,775
5,700,000 COP	Empresas Publicas de Medellin ESP, 144A	8.375%	11/08/27	Baa3	1,538,415
2,600	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	2,606,526
1,500	Lamar Funding Ltd, 144A	3.958%	5/07/25	Ba3	1,353,687
1,500	Listrindo Capital BV, 144A	4.950%	9/14/26	BB+	1,541,250
1,221	LLPL Capital Pte Ltd, 144A	6.875%	2/04/39	Baa3	1,405,526
2,175	Pacific Gas and Electric Co	3.300%	8/01/40	BBB-	1,986,506
2,325	Pacific Gas and Electric Co	3.500%	8/01/50	BBB-	2,094,485

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Electric Utilities (continued)
$1,155	Pattern Energy Operations LP / Pattern Energy Operations Inc, 144A	4.500%	8/15/28	BB-	$1,198,313
5,280	Southern Co	4.000%	1/15/51	BBB	5,294,644
1,750	Talen Energy Supply LLC	6.500%	6/01/25	B	1,144,071
1,500	Talen Energy Supply LLC, 144A	7.625%	6/01/28	BB	1,500,000
3,050	TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB	3,240,625
1,000	Vistra Operations Co LLC, 144A	5.500%	9/01/26	BB+	1,043,750
1,275	Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB+	1,345,380
	Total Electric Utilities				35,030,150
	Energy Equipment & Services – 0.1%
850	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	801,125
1,500	Boardwalk Pipelines LP	3.400%	2/15/31	BBB-	1,469,188
	Total Energy Equipment & Services				2,270,313
	Equity Real Estate Investment Trust – 2.8%
2,750	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A	5.750%	5/15/26	BB+	2,167,192
1,285	Cibanco SA Ibm / PLA Administradora Industrial S de RL de CV, 144A	4.962%	7/18/29	Baa3	1,344,753
3,575	GLP Capital LP / GLP Financing II Inc	4.000%	1/15/31	BBB-	3,721,682
1,300	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.750%	9/15/30	BB+	1,303,250
1,475	Host Hotels & Resorts LP	3.500%	9/15/30	BBB-	1,414,619
1,535	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	1,598,319
800	Iron Mountain Inc, 144A	4.500%	2/15/31	BB-	804,412
4,250	iStar Inc	4.750%	10/01/24	BB	4,111,875
1,500	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.750%	2/01/27	BB+	1,616,250
4,210	MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	BBB-	4,380,379
3,800	Retail Properties of America Inc	4.750%	9/15/30	BBB-	3,804,615
2,615	Sabra Health Care LP	5.125%	8/15/26	BBB-	2,827,028
4,475	SBA Communications Corp, 144A	3.875%	2/15/27	BB-	4,542,125
3,230	Scentre Group Trust 2, 144A	5.125%	9/24/80	BBB+	3,171,045
1,500	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	1,589,558
1,525	VICI Properties LP / VICI Note Co Inc, 144A	4.250%	12/01/26	BB	1,532,091
975	VICI Properties LP / VICI Note Co Inc, 144A	4.625%	12/01/29	BB	995,899
2,625	VICI Properties LP / VICI Note Co Inc, 144A	4.125%	8/15/30	BB	2,585,625
	Total Equity Real Estate Investment Trust				43,510,717
	Gas Utilities – 0.6%
2,100	LBC Tank Terminals Holding Netherlands BV, 144A	6.875%	5/15/23	B-	2,084,250

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Gas Utilities (continued)
$4,570	National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB-	$4,518,633
2,915	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB-	2,984,231
	Total Gas Utilities				9,587,114
	Health Care Providers & Services – 0.5%
2,460	CHS/Community Health Systems Inc	6.250%	3/31/23	BB	2,404,650
1,200	Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	BB-	1,245,780
1,241	HCA Inc	3.500%	9/01/30	Ba2	1,263,600
750	Tenet Healthcare Corp, 144A	7.500%	4/01/25	BB-	808,125
1,925	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	1,874,469
	Total Health Care Providers & Services				7,596,624
	Hotels, Restaurants & Leisure – 0.6%
575	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	590,813
1,625	Hilton Domestic Operating Co Inc, 144A	5.375%	5/01/25	BB	1,688,018
1,625	Hilton Domestic Operating Co Inc, 144A	5.750%	5/01/28	BB	1,718,437
3,050	Marriott International Inc/MD	4.625%	6/15/30	BBB-	3,263,800
750	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc, 144A	4.625%	6/15/25	BB+	765,000
1,695	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB+	1,726,781
	Total Hotels, Restaurants & Leisure				9,752,849
	Independent Power & Renewable Electricity Producers – 0.6%
1,685	Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba2	1,717,891
1,310	Calpine Corp, 144A	5.250%	6/01/26	BB+	1,362,492
1,170	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	1,213,875
1,500	Kallpa Generacion SA, 144A	4.125%	8/16/27	Baa3	1,567,500
2,000	NRG Energy Inc	6.625%	1/15/27	BB+	2,115,000
1,325	NRG Energy Inc, 144A	5.250%	6/15/29	BB+	1,440,937
	Total Independent Power & Renewable Electricity Producers				9,417,695
	Industrial Conglomerates – 0.0%
700	Stena International SA, 144A	6.125%	2/01/25	BB-	672,875
	Internet Software & Services – 0.1%
1,200	Cablevision Lightpath LLC, 144A	5.625%	9/15/28	B	1,219,320
	IT Services – 0.0%
200	Cablevision Lightpath LLC, 144A	3.875%	9/15/27	B+	200,000
	Media – 0.3%
1,775	Altice Financing SA, 144A	5.000%	1/15/28	B	1,723,969

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Media (continued)
$2,500	CSC Holdings LLC, 144A	3.375%	2/15/31	BB	$2,420,625
	Total Media				4,144,594
	Mortgage Real Estate Investment Trust – 0.4%
1,900	HAT Holdings I LLC / HAT Holdings II LLC, 144A	5.250%	7/15/24	BB+	1,979,933
3,850	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	4.250%	2/01/27	BB+	3,330,250
1,720	Starwood Property Trust Inc	4.750%	3/15/25	Ba3	1,646,900
	Total Mortgage Real Estate Investment Trust				6,957,083
	Oil, Gas & Consumable Fuels – 2.6%
2,235	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	1,996,458
1,250	EnLink Midstream Partners LP	4.850%	7/15/26	BB+	1,081,387
5,920	Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	5,268,800
4,110	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	4,330,912
775	EQM Midstream Partners LP, 144A	6.000%	7/01/25	BB	799,219
1,215	EQM Midstream Partners LP	5.500%	7/15/28	BB	1,223,566
2,320	Global Partners LP / GLP Finance Corp	7.000%	8/01/27	B+	2,364,382
2,625	Leviathan Bond Ltd, Reg S, 144A	6.750%	6/30/30	BB	2,713,421
2,875	M/I Homes Inc	4.950%	2/01/28	BB-	2,961,250
1,900	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	4/15/26	B+	1,178,133
675	NuStar Logistics LP	6.375%	10/01/30	Ba3	700,313
300	Oleoducto Central SA, 144A	4.000%	7/14/27	BBB-	311,550
2,000	ONEOK Inc	6.350%	1/15/31	BBB	2,326,596
1,690	Par Petroleum LLC / Par Petroleum Finance Corp, 144A	7.750%	12/15/25	BB-	1,495,650
1,400	Peru LNG Srl, 144A	5.375%	3/22/30	BB-	1,072,316
1,250	Plains All American Pipeline LP / PAA Finance Corp	3.800%	9/15/30	BBB-	1,211,036
425	Rattler Midstream LP, 144A	5.625%	7/15/25	BBB-	428,188
3,000	Sunoco LP / Sunoco Finance Corp	5.875%	3/15/28	BB	3,067,500
3,015	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	3,120,525
600	Transportadora de Gas del Sur SA, 144A	6.750%	5/02/25	CCC+	483,006
1,325	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB-	1,313,896
1,675	Western Midstream Operating LP	5.050%	2/01/30	BB+	1,632,983
	Total Oil, Gas & Consumable Fuels				41,081,087
	Real Estate Management & Development – 0.4%
5,285	Hunt Cos Inc, 144A	6.250%	2/15/26	BB-	5,073,600
600	RKI Overseas Finance 2016 B Ltd, Reg S	4.700%	9/06/21	BB-	599,972

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Real Estate Management & Development (continued)
$600	Shimao Group Holdings Ltd, Reg S	4.750%	7/03/22	BBB-	$615,132
	Total Real Estate Management & Development				6,288,704
	Road & Rail – 0.2%
1,700	Rumo Luxembourg Sarl, 144A	5.875%	1/18/25	BB	1,778,642
1,700	Transnet SOC Ltd, 144A	4.000%	7/26/22	BBB-	1,681,997
	Total Road & Rail				3,460,639
	Trading Companies & Distributors – 0.2%
2,430	Fortress Transportation and Infrastructure Investors LLC, 144A	6.500%	10/01/25	Ba3	2,387,475
300	United Rentals North America Inc	3.875%	2/15/31	BB-	304,500
	Total Trading Companies & Distributors				2,691,975
	Transportation Infrastructure – 0.7%
1,400	Adani Ports & Special Economic Zone Ltd, 144A	4.000%	7/30/27	BBB-	1,391,715
1,643	Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BBB-	1,825,474
2,810	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	B+	2,613,300
1,163	Autopistas del Sol SA/Costa Rica, 144A	7.375%	12/30/30	B	1,064,674
1,700	DP World PLC, 144A	5.625%	9/25/48	Baa3	1,938,000
10,691 MXN	Grupo Aeroportuario del Centro Norte SAB de CV	6.850%	6/07/21	N/R	497,109
1,800	Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB	1,593,000
	Total Transportation Infrastructure				10,923,272
	Wireless Telecommunication Services – 0.1%
2,225	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	2,407,895
	Total Corporate Bonds (cost $247,425,467)				246,083,744

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 13.1%
	Diversified Financial Services – 0.5%
$2,275	National Rural Utilities Cooperative Finance Corp	5.250%	4/20/46	A3	$2,458,708
4,677	Transcanada Trust	5.625%	5/20/75	BBB	4,758,848
	Total Diversified Financial Services				7,217,556
	Electric Utilities – 4.4%
4,440	AusNet Services Holdings Pty Ltd, Reg S	5.750%	3/17/76	BBB	4,562,214
2,445	ComEd Financing III	6.350%	3/15/33	Baa2	2,871,382
8,450	Duke Energy Corp	4.875%	N/A (6)	BBB	8,938,452
3,100 GBP	Electricite de France SA, Reg S	5.875%	N/A (6)	BBB	4,285,088
11,945	Emera Inc	6.750%	6/15/76	BB+	13,258,950
6,985	Enel SpA, 144A	8.750%	9/24/73	BBB	8,152,752

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Electric Utilities (continued)
$5,684	NextEra Energy Capital Holdings Inc, (3-Month LIBOR reference rate + 2.068% spread), (7)	2.293%	10/01/66	BBB	$4,659,459
9,966	NextEra Energy Capital Holdings Inc, (3-Month LIBOR reference rate + 2.125% spread), (7)	2.375%	6/15/67	BBB	8,373,774
4,975	NextEra Energy Capital Holdings Inc	4.800%	12/01/77	BBB	5,334,847
5,560	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	6,300,433
1,443	PPL Capital Funding Inc, (3-Month LIBOR reference rate + 2.665% spread), (7)	2.885%	3/30/67	BBB	1,136,363
1,915	SSE PLC, Reg S	4.750%	9/16/77	BBB-	1,967,662
	Total Electric Utilities				69,841,376
	Independent Power & Renewable Electricity Producers – 0.4%
3,220	AES Gener SA, 144A	7.125%	3/26/79	BB	3,290,228
3,215	AES Gener SA, 144A	6.350%	10/07/79	BB	3,243,131
	Total Independent Power & Renewable Electricity Producers				6,533,359
	Marine – 0.2%
2,750	Royal Capital BV, Reg S	4.875%	N/A (6)	N/R	2,746,563
	Multi-Utilities – 2.7%
8,280	CenterPoint Energy Inc	6.125%	N/A (6)	BBB-	8,415,989
4,860	CMS Energy Corp	4.750%	6/01/50	Baa2	5,147,525
4,215	Dominion Energy Inc	4.650%	N/A (6)	BBB-	4,271,399
3,315	Dominion Energy Inc	5.750%	10/01/54	BBB-	3,513,315
2,165	NiSource Inc	5.650%	N/A (6)	BBB-	2,148,763
6,296	RWE AG, Reg S	6.625%	7/30/75	BB+	7,210,526
9,130	Sempra Energy	4.875%	N/A (6)	BBB-	9,381,075
3,075	WEC Energy Group Inc, (3-Month LIBOR reference rate + 2.113% spread), (7)	2.393%	5/15/67	BBB	2,495,553
	Total Multi-Utilities				42,584,145
	Oil, Gas & Consumable Fuels – 4.0%
12,487	Enbridge Inc	6.000%	1/15/77	BBB-	12,549,435
13,124	Enbridge Inc	5.500%	7/15/77	BBB-	12,436,213
4,557	Enbridge Inc	6.250%	3/01/78	BBB-	4,625,355
4,210	Enbridge Inc	5.750%	7/15/80	BBB-	4,356,516
7,471	Energy Transfer Operating LP, (3-Month LIBOR reference rate + 3.018% spread), (7)	3.269%	11/01/66	Ba1	3,827,393
7,421	Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	7,074,217
4,365 CAD	Inter Pipeline Ltd	6.625%	11/19/79	BB	3,163,400
4,885	Plains All American Pipeline LP	6.125%	N/A (6)	BB	3,099,044
8,075	Transcanada Trust	5.875%	8/15/76	BBB	8,599,875

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$3,680	Transcanada Trust	5.500%	9/15/79	BBB	$3,840,634
	Total Oil, Gas & Consumable Fuels				63,572,082
	Real Estate Management & Development – 0.7%
7,250	AT Securities BV, Reg S	5.250%	N/A (6)	BBB-	7,250,000
4,500 SGD	Frasers Property Treasury Pte Ltd, Reg S	3.950%	N/A (6)	N/R	3,011,111
	Total Real Estate Management & Development				10,261,111
	Road & Rail – 0.2%
3,330	BNSF Funding Trust I	6.613%	12/15/55	A-	3,798,954
	Total $1,000 Par (or similar) Institutional Preferred (cost $207,112,863)				206,555,146

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 8.0%
	Commercial Services & Supplies – 0.3%
79,555	GFL Environmental Inc	6.000%	N/R	$4,241,077
	Electric Utilities – 4.5%
212,169	American Electric Power Co Inc	6.125%	BBB	10,292,318
145,007	American Electric Power Co Inc	6.125%	BBB	7,108,243
253,778	NextEra Energy Inc	4.872%	A-	13,744,617
335,382	NextEra Energy Inc	5.279%	BBB	15,655,632
139,345	NextEra Energy Inc	6.219%	BBB	6,653,724
61,357	PG&E Corp	5.500%	N/R	6,018,508
245,382	Southern Co	6.750%	BBB	11,420,078
	Total Electric Utilities			70,893,120
	Equity Real Estate Investment Trust – 0.8%
30,507	Equity Commonwealth	6.500%	N/R	886,228
31,018	Lexington Realty Trust	6.500%	N/R	1,813,002
56,342	QTS Realty Trust Inc	6.500%	B-	7,969,013
55,065	RPT Realty	7.250%	N/R	2,202,600
	Total Equity Real Estate Investment Trust			12,870,843
	Gas Utilities – 0.0%
8,024	South Jersey Industries Inc	7.250%	N/R	267,761
	Multi-Utilities – 2.3%
155,655	CenterPoint Energy Inc	7.000%	N/R	5,672,068
113,580	Dominion Energy Inc	7.250%	BBB-	11,557,901
284,758	DTE Energy Co	6.250%	BBB-	12,859,671
54,820	Sempra Energy	6.000%	N/R	5,397,029

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (4)	Value
	Multi-Utilities (continued)
13,902	Sempra Energy	6.750%	N/R	$1,362,535
	Total Multi-Utilities			36,849,204
	Water Utilities – 0.1%
21,787	Essential Utilities Inc	6.000%	N/R	1,165,604
	Total Convertible Preferred Securities (cost $127,318,327)			126,287,609

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (4)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 1.2% (8)
	Health Care Providers & Services – 0.2%
$3,241	RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B	3.897%	1-Month LIBOR	3.750%	11/16/25	B1	$3,155,044
	Oil, Gas & Consumable Fuels – 0.3%
1,592	Buckeye Partners, L.P., 2019 Term Loan B	2.897%	1-Month LIBOR	2.750%	11/01/26	BBB-	1,565,469
3,866	Delek US Holdings, Inc., Initial Term Loan	2.397%	1-Month LIBOR	2.250%	3/31/25	BB+	3,670,458
5,458	Total Oil, Gas & Consumable Fuels						5,235,927
	Real Estate Management & Development – 0.2%
3,910	GGP, Term Loan B	2.647%	1-Month LIBOR	2.500%	8/27/25	BB+	3,193,772
	Road & Rail – 0.5%
6,666	Genesee & Wyoming Inc., Term Loan, First Lien	2.220%	3-Month LIBOR	2.000%	12/30/26	BB+	6,574,835
992	Kenan Advantage Group Inc, Term Loan	4.000%	1-Month LIBOR	3.000%	7/31/22	B-	956,259
236	Kenan Advantage Group Inc, Term Loan B	4.000%	1-Month LIBOR	3.000%	7/31/22	B-	227,399
7,894	Total Road & Rail						7,758,493
$20,503	Total Variable Rate Senior Loan Interests (cost $20,136,485)						19,343,236

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 0.6%
	Oil, Gas & Consumable Fuels – 0.4%
$9,240	Cheniere Energy Inc	4.250%	3/15/45	N/R	$6,609,038
	Real Estate Management & Development – 0.2%
2,585	Tricon Residential Inc, 144A	5.750%	3/31/22	N/R	2,636,441
$11,825	Total Convertible Bonds (cost $9,117,231)				9,245,479

Shares	Description (1), (10)	Value
	INVESTMENT COMPANIES – 0.5%
1,055,583	Greencoat UK Wind PLC/Funds	$1,824,559
4,097,569	Keppel Infrastructure Trust	1,641,811
1,369,820	Sequoia Economic Infrastructure Income Fund Ltd	1,845,318
2,665,101	Starwood European Real Estate Finance Ltd	2,929,952
	Total Investment Companies (cost $8,664,173)	8,241,640

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	ASSET-BACKED SECURITIES – 0.3%
$545	20 TSQ GROUNDCO LLC Trust 2018-20TS B, 144A	3.203%	5/15/35	Aa3	$540,568
1,265	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B-	1,266,479
335	COMM 2013-CCRE10 Mortgage Trust, 144A	4.949%	8/10/46	A2	335,048
550	Credit Suisse Mortgage Capital Certificates 2019-ICE4, 144A, (1-Month LIBOR reference rate + 2.150% spread), (7)	2.302%	5/15/36	Ba3	542,409
800	Natixis Commercial Mortgage Securities Trust 2019-MILE D, 144A, (1-Month LIBOR reference rate + 2.750% spread), (7)	2.902%	7/15/36	N/R	762,716
1,300	Natixis Commercial Mortgage Securities Trust 2019-MILE F, 144A, (1-Month LIBOR reference rate + 4.250% spread), (7)	4.402%	7/15/36	N/R	1,197,376
$4,795	Total Asset-Backed Securities (cost $4,677,468)				4,644,596
	Total Long-Term Investments (cost $1,498,847,829)				1,532,474,434

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.4%
	REPURCHASE AGREEMENTS – 2.4%
$38,187	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $38,187,431, collateralized $38,325,000 U.S. Treasury Notes, 1.750%, due 7/31/21, value $38,951,185	0.000%	10/01/20	$38,187,431
	Total Short-Term Investments (cost $38,187,431)			38,187,431
	Total Investments (cost $1,537,035,260) – 99.4%			1,570,661,865
	Other Assets Less Liabilities – 0.6% (11)			9,126,504
	Net Assets – 100%			$1,579,788,369

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Ultra Bond	Short	(18)	12/20	$(3,941,953)	$(3,992,625)	$(50,672)	$36,000
U.S. Treasury 10-Year Ultra Note	Short	(69)	12/20	(10,982,687)	(11,034,610)	(51,922)	32,344
U.S. Treasury 10-Year Note	Short	(177)	12/20	(24,591,491)	(24,697,031)	(105,540)	44,250
Total				$(39,516,131)	$(39,724,266)	$(208,134)	$112,594
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$122,378,500	$200,005,604	$ —	$322,384,104
Real Estate Investment Trust Common Stocks	208,665,685	94,359,849	—	303,025,534
$25 Par (or similar) Retail Preferred	276,040,135	10,623,211	—	286,663,346
Corporate Bonds	—	246,083,744	—	246,083,744
$1,000 Par (or similar) Institutional Preferred	—	206,555,146	—	206,555,146
Convertible Preferred Securities	126,287,609	—	—	126,287,609
Variable Rate Senior Loan Interests	—	19,343,236	—	19,343,236
Convertible Bonds	—	9,245,479	—	9,245,479
Investment Companies	8,241,640	—	—	8,241,640
Asset-Backed Securities	—	4,644,596	—	4,644,596
Short-Term Investments:
Repurchase Agreements	—	38,187,431	—	38,187,431
Investments in Derivatives:
Futures Contracts	(208,134)	—	—	(208,134)
Total	$741,405,435	$829,048,296	$ —	$1,570,453,731

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(6)	Perpetual security. Maturity date is not applicable.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(9)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DD1	Portion of investment purchased on a delayed delivery basis.
GBP	Pound Sterling
LIBOR	London Inter-Bank Offered Rate
MXN	Mexican Peso
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Real Estate Securities Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.8%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 97.6%
	Diversified – 4.0%
20,709	Armada Hoffler Properties Inc	$191,765
285,223	Broadstone Net Lease Inc	4,786,042
954,534	Empire State Realty Trust Inc	5,841,748
342,038	Essential Properties Realty Trust Inc	6,266,136
373,397	NETSTREIT Corp, (2)	6,818,229
187,795	PS Business Parks Inc	22,984,230
361,661	VEREIT Inc	2,350,797
372,744	Washington Real Estate Investment Trust	7,503,337
458,914	WP Carey Inc	29,902,836
	Total Diversified	86,645,120
	Health Care – 8.8%
358,682	CareTrust REIT Inc	6,382,746
234,566	Healthcare Realty Trust Inc	7,065,128
806,178	Healthcare Trust of America Inc	20,960,628
1,201,846	Healthpeak Properties Inc	32,630,119
1,843,273	Medical Properties Trust Inc	32,496,903
637,878	Omega Healthcare Investors Inc	19,098,068
133,491	Physicians Realty Trust	2,390,824
440,777	Sabra Health Care REIT Inc	6,076,111
211,142	Ventas Inc	8,859,518
1,034,370	Welltower Inc	56,983,443
	Total Health Care	192,943,488
	Hotels – 2.1%
1,144,422	Apple Hospitality REIT Inc	10,997,895
96,530	DiamondRock Hospitality Co	489,407
430,919	Host Hotels & Resorts Inc	4,649,616
537,933	MGM Growth Properties LLC	15,051,365
177,988	Pebblebrook Hotel Trust	2,230,190
746,904	Summit Hotel Properties Inc	3,868,963
1,081,125	Sunstone Hotel Investors Inc	8,584,133
	Total Hotels	45,871,569
	Industrial – 20.8%
900,236	Americold Realty Trust	32,183,437
2,215,647	Duke Realty Corp	81,757,374

Shares	Description (1)	Value
	Industrial (continued)
66,686	EastGroup Properties Inc	$8,624,500
777,568	First Industrial Realty Trust Inc	30,947,206
35,358	Hannon Armstrong Sustainable Infrastructure Capital Inc	1,494,583
664,811	Lexington Realty Trust	6,947,275
2,309,064	Prologis Inc	232,338,020
207,766	Rexford Industrial Realty Inc	9,507,372
604,425	STAG Industrial Inc	18,428,918
588,516	Terreno Realty Corp	32,227,136
59,968	WPT Industrial Real Estate Investment Trust	761,594
	Total Industrial	455,217,415
	Office – 9.0%
429,068	Alexandria Real Estate Equities Inc	68,650,880
314,907	Boston Properties Inc	25,287,032
705,569	Corporate Office Properties Trust	16,736,097
167,948	Cousins Properties Inc	4,801,633
272,226	Douglas Emmett Inc	6,832,873
572,113	Easterly Government Properties Inc	12,821,052
58,360	Equity Commonwealth	1,554,127
456,912	Highwoods Properties Inc	15,338,536
538,168	Hudson Pacific Properties Inc	11,802,024
359,592	Kilroy Realty Corp	18,684,400
251,332	Mack-Cali Realty Corp	3,171,810
737,310	Piedmont Office Realty Trust Inc	10,005,297
	Total Office	195,685,761
	Residential – 19.8%
6,251	American Campus Communities Inc	218,285
1,951,981	American Homes 4 Rent, Class A	55,592,419
81,548	Apartment Investment and Management Co, Class A	2,749,799
179,857	AvalonBay Communities Inc	26,859,844
296,668	Camden Property Trust	26,397,519
899,154	Equity LifeStyle Properties Inc	55,118,140
956,221	Equity Residential	49,082,824
75,034	Essex Property Trust Inc	15,066,077
288,687	Independence Realty Trust Inc	3,345,882
32,081	Investors Real Estate Trust	2,090,719
2,414,457	Invitation Homes Inc	67,580,651
554,517	Mid-America Apartment Communities Inc	64,296,246
232,641	Sun Communities Inc	32,711,651

Nuveen Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Residential (continued)
995,397	UDR Inc	$32,459,896
	Total Residential	433,569,952
	Retail – 6.7%
306,208	Agree Realty Corp	19,487,077
934,235	Brixmor Property Group Inc	10,921,207
705,280	Kimco Realty Corp	7,941,453
167,444	Kite Realty Group Trust	1,939,002
129,446	National Retail Properties Inc	4,467,181
897,518	Realty Income Corp	54,524,218
312,774	Regency Centers Corp	11,891,667
124,120	Simon Property Group Inc	8,028,082
512,985	SITE Centers Corp	3,693,492
162,909	Spirit Realty Capital Inc	5,498,179
91,710	Taubman Centers Inc	3,053,026
133,527	Urban Edge Properties	1,297,882
316,743	Urstadt Biddle Properties Inc	2,914,036
695,325	Weingarten Realty Investors	11,792,712
	Total Retail	147,449,214
	Specialized – 26.4%
151,979	American Tower Corp	36,737,884
166,441	CoreSite Realty Corp	19,786,506
101,936	Crown Castle International Corp	16,972,344
570,294	CubeSmart	18,426,199
215,915	CyrusOne Inc	15,120,527
607,265	Digital Realty Trust Inc	89,122,211
239,712	Equinix Inc	182,212,283
202,915	Extra Space Storage Inc	21,709,876
241,575	Four Corners Property Trust Inc	6,181,904
198,819	Gaming and Leisure Properties Inc	7,342,386
88,464	Life Storage Inc	9,312,605
163,152	National Storage Affiliates Trust	5,336,702
470,500	Public Storage	104,789,760
252,961	QTS Realty Trust Inc	15,941,602
46,208	Rayonier Inc	1,221,740
1,137,167	VICI Properties Inc	26,575,593
	Total Specialized	576,790,122
	Total Real Estate Investment Trust Common Stocks (cost $1,692,510,766)	2,134,172,641

Shares	Description (1)	Value
COMMON STOCKS – 0.2%

Shares	Description (1)	Value
	Real Estate Management & Development – 0.2%
271,215	Kennedy-Wilson Holdings Inc	$3,938,042
	Total Common Stocks (cost $5,876,586)	3,938,042
	Total Long-Term Investments (cost $1,698,387,352)	2,138,110,683

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	REPURCHASE AGREEMENTS – 0.9%
$19,721	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $19,721,134, collateralized $20,207,200 U.S. Treasury Notes, 0.375%, due 9/30/27, value $20,115,641	0.000%	10/01/20	$19,721,134
	Total Short-Term Investments (cost $19,721,134)			19,721,134
	Total Investments (cost $1,718,108,486) – 98.7%			2,157,831,817
	Other Assets Less Liabilities – 1.3%			27,926,298
	Net Assets – 100%			$2,185,758,115
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$2,134,172,641	$ —	$ —	$2,134,172,641
Common Stocks	3,938,042	—	—	3,938,042
Short-Term Investments:
Repurchase Agreements	—	19,721,134	—	19,721,134
Total	$2,138,110,683	$19,721,134	$ —	$2,157,831,817

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust